Total Equity	12 Months Ended
Dec. 31, 2024
Total Equity
Total Equity

16.Total Equity

Equity attributable to shareholders of Fairfax

Authorized capital

The authorized share capital of the company consists of an unlimited number of preferred shares issuable in series, an unlimited number of multiple voting shares (cumulatively carrying 41.8% voting power) and an unlimited number of subordinate voting shares carrying one vote per share.

Issued capital

Issued capital at December 31, 2024 was comprised of 1,548,000 multiple voting shares and 22,886,704 subordinate voting shares without par value prior to deducting 1,967,008 subordinate voting shares reserved in treasury for share-based payment awards (December 31, 2023 – 1,548,000, 24,233,657 and 1,979,179 respectively). The multiple voting shares are not traded.

Common stock

The number of shares outstanding was as follows:

	2024	2023
Subordinate voting shares – January 1	22,254,478	22,576,535
Purchases for cancellation	(1,346,953)	(364,723)
Treasury shares acquired	(207,974)	(110,528)
Treasury shares reissued	220,145	153,194
Subordinate voting shares – December 31	20,919,696	22,254,478
Multiple voting shares – beginning and end of year	1,548,000	1,548,000
Interest in multiple and subordinate voting shares held through ownership interest in shareholder – beginning and end of year	(799,230)	(799,230)
Common stock effectively outstanding – December 31	21,668,466	23,003,248

During 2024 the company purchased for cancellation 1,346,953 subordinate voting shares (2023 - 364,723) principally under the terms of its normal course issuer bids at a cost of $1,588.4 (2023 – $273.6), of which $1,254.7 (2023 – $183.2) was charged to retained earnings. Included were 275,000 subordinate voting shares purchased from Prem Watsa, the company’s Chairman and CEO, for $304.3 pursuant to an exemption from the issuer bid requirements contained in applicable Canadian securities laws.

Dividends paid by the company on its outstanding multiple voting and subordinate voting shares were as follows:

Date of declaration	Date of record	Date of payment	Dividend per share	Total cash payment
January 3, 2025	January 16, 2025	January 23, 2025	$15.00	$343.6
January 3, 2024	January 18, 2024	January 25, 2024	$15.00	$363.1
January 4, 2023	January 19, 2023	January 26, 2023	$10.00	$245.2

Treasury shares and share-based payment awards

During 2024 the company acquired for treasury 207,974 subordinate voting shares at a cost of $240.4 (2023 - 110,528 subordinate voting shares at a cost of $89.6) for use in its share-based payment awards. Additionally, during 2024 the company reissued 220,145 subordinate voting shares from treasury, which were previously acquired at a cost of $108.3, in settlement of vested share-based payment awards (2023 - reissued 153,194 subordinate voting shares from treasury previously acquired at a cost of $74.2).

Share-based payment awards comprise a portion of the company's annual bonus to its senior employees at the holding company and at the insurance and reinsurance operating companies. All of the company's share-based payment awards of Fairfax subordinate voting shares are accounted for as equity settled plans and generally vest over a five-year service period.

The fair value of share-based payment awards on the grant date is amortized to compensation expense over the vesting period, with a corresponding increase to the share-based payments equity reserve in common shareholders' equity. During 2024 compensation expense of $164.9 (2023 - $147.0) related to share-based payment awards was recorded in the consolidated statement of earnings.

Preferred stock

The terms of the company’s cumulative five-year rate reset preferred shares at December 31, 2024 were as follows:

	Next possible							Fixed
	redemption and	Number of				Liquidation		dividend	Floating
	conversion	shares	Carrying			preference per		rate per	dividend rate
	date(1)(2)	outstanding(3)	value(3)	Stated capital(3)		share		annum(4)	per annum(5)
Series E	March 31, 2025	5,440,132	$124.5	Cdn $	136.0	Cdn $	25.00	3.18%	—
Series F	March 31, 2025	2,099,046	$48.0	Cdn $	52.5	Cdn $	25.00	—	5.64%
Series G	September 30, 2025	7,719,843	$182.1	Cdn $	193.0	Cdn $	25.00	2.96%	—
Series H	September 30, 2025	2,280,157	$53.8	Cdn $	57.0	Cdn $	25.00	—	6.04%
Series I	December 31, 2025	10,420,101	$250.5	Cdn $	260.5	Cdn $	25.00	3.33%	—
Series J	December 31, 2025	1,579,899	$38.0	Cdn $	39.5	Cdn $	25.00	—	6.33%
Series K	March 31, 2027	9,500,000	$231.7	Cdn $	237.5	Cdn $	25.00	5.05%	—
Series M	March 31, 2025	9,200,000	$179.6	Cdn $	230.0	Cdn $	25.00	5.00%	—
			$1,108.2	Cdn $	1,206.0
(1)	Fixed and floating rate cumulative preferred shares are redeemable by the company at each stated redemption date and on each subsequent five-year anniversary date at Cdn$25.00 per share.
(2)	Holders of Series E, Series G, Series I, Series K and Series M fixed rate cumulative preferred shares will have the option to convert their shares into Series F, Series H, Series J, Series L and Series N floating rate cumulative preferred shares respectively, at the specified conversion dates, and on each subsequent five-year anniversary date. Holders of Series F, Series H and Series J floating rate cumulative preferred shares will have the option to convert their shares into Series E, Series G and Series I fixed rate cumulative preferred shares respectively, at the specified conversion dates, and on each subsequent five-year anniversary date.
(3)	For each series of preferred shares, the number of shares outstanding, carrying value and stated capital remained unchanged during 2024 and 2023.
(4)	The Series E, Series G, Series I, Series K and Series M preferred shares have a fixed dividend rate equal to the five-year Government of Canada bond yield plus 2.16%, 2.56%, 2.85%, 3.51% and 3.98% respectively, with rate resets on each subsequent five-year anniversary date.
(5)	The Series F, Series H, and Series J preferred shares, and the Series L and Series N preferred shares (of which none are currently issued), have a floating dividend rate equal to the three-month Government of Canada treasury bill yield plus 2.16%, 2.56%, 2.85%, 3.51% and 3.98% respectively, with rate resets at the end of each calendar quarter.

On December 31, 2024 the company redeemed all of its 7,515,642 Series C fixed rate cumulative preferred shares and 2,484,358 Series D floating rate cumulative preferred shares with carrying values of $170.8 and $56.5 for $130.6 (Cdn$187.9) and $43.2 (Cdn$62.1) respectively, or Cdn$25.00 per share, and recognized a gain of $53.5 in net changes in capitalization in the consolidated statement of changes in equity.

Subsequent to December 31, 2024, on February 28, 2025 the company announced it will redeem on March 31, 2025 all of its 5,440,132 Series E fixed rate cumulative preferred shares for Cdn$136.0 (Cdn$25.00 per share), 2,099,046 Series F cumulative floating rate cumulative preferred shares for Cdn$52.5 (Cdn$25.00 per share) and 9,200,000 Series M fixed rate cumulative preferred shares for Cdn$230.0 (Cdn$25.00 per share).

During 2024 the company paid preferred share dividends of $48.6 (2023 - $49.7).

Accumulated other comprehensive income (loss)

Accumulated other comprehensive income (loss) attributable to shareholders of Fairfax was comprised as follows:

	December 31, 2024			December 31, 2023
		Income tax			Income tax
	Pre-tax	(expense)	After-tax	Pre-tax	(expense)	After-tax
	amount	recovery	amount	amount	recovery	amount
Items that may be subsequently reclassified to net earnings
Foreign currency translation losses	(1,333.2)	42.8	(1,290.4)	(983.1)	42.2	(940.9)
Share of accumulated other comprehensive loss of associates, excluding net gains (losses) on defined benefit plans	(307.7)	28.2	(279.5)	(169.0)	11.7	(157.3)
	(1,640.9)	71.0	(1,569.9)	(1,152.1)	53.9	(1,098.2)
Items that will not be subsequently reclassified to net earnings
Net gains (losses) on defined benefit plans	57.8	(8.2)	49.6	(1.9)	9.9	8.0
Share of net gains (losses) on defined benefit plans of associates	(8.2)	0.1	(8.1)	(9.1)	(0.1)	(9.2)
Other	178.2	(33.8)	144.4	153.1	(15.9)	137.2
	227.8	(41.9)	185.9	142.1	(6.1)	136.0
Accumulated other comprehensive income (loss) attributable to shareholders of Fairfax	(1,413.1)	29.1	(1,384.0)	(1,010.0)	47.8	(962.2)

Non-controlling interests

Details of non-controlling interests as at and for the years ended December 31 were as follows:

					Net earnings (loss)
					attributable to non-
	December 31, 2024		December 31, 2023		controlling interests
	Economic		Economic
	Ownership	Carrying	Ownership	Carrying
	percentage(6)	value	percentage(6)	value	2024	2023
Insurance and reinsurance companies(1)
Allied World(2)(3)	16.6%	989.0	16.6%	972.7	176.1	211.8
Odyssey Group(3)	9.99%	665.7	9.99%	602.3	128.1	104.9
Brit(3)(4)	—	532.6	13.8%	881.2	137.4	188.1
Gulf Insurance(5)	2.9%	494.1	9.99%	605.3	1.7	—
All other	—	58.8	—	54.3	7.3	4.9
		2,740.2		3,115.8	450.6	509.7
Non-insurance companies
Restaurants and retail	—	147.7	—	163.5	9.2	5.6
Fairfax India(6)	57.3%	1,029.9	57.5%	1,131.1	(63.7)	235.4
Thomas Cook India	35.5%	97.1	35.4%	86.0	11.7	6.0
Other	—	266.3	—	254.0	(19.8)	(43.6)
		1,541.0		1,634.6	(62.6)	203.4
		4,281.2		4,750.4	388.0	713.1
(1)	Includes property and casualty insurance and reinsurance companies, Life insurance and Run-off, and the group holding companies.
(2)	On June 23, 2023 the company purchased shares from minority shareholders of Allied World for cash consideration of $30.6, increasing its ownership interest in Allied World from 82.9% to 83.4%. Concurrently, certain terms of the Allied World shareholders agreement were amended to extend the company’s option to purchase the remaining interests of the minority shareholders in Allied World at certain dates from September 2024 to September 2026.
(3)	During 2024 the operating companies comprising the Global Insurers and Reinsurers reporting segment paid aggregate dividends of $256.3 (2023 - $180.3) to non-controlling interests, with the increase in 2024 primarily reflecting the timing of a dividend payment to Allied World's non - controlling interests.
(4)	On December 13, 2024 the company purchased the remaining shares of Brit from Brit’s minority shareholder (OMERS) for total consideration of $525.9, inclusive of the fair value of a call option exercised and an accrued dividend paid, which increased the company’s ownership interest in Brit from 86.2% to 100.0%. The remaining carrying value of the non-controlling interest at Brit at December 31, 2024 relates to Brit’s subsidiary Ki Insurance (December 31, 2023 - $466.3). Brit’s shareholding in Ki Insurance remained unchanged throughout 2024, as Brit continues to hold 20.0% of Ki Insurance’s share capital, with voting rights of 51.0%.
(5)	On April 25, 2024 the company completed a mandatory tender offer for the non-controlling interests in Gulf Insurance and increased its equity interest from 90.0% to 97.1% for cash consideration of $126.7. On December 26, 2023 the company commenced consolidating Gulf Insurance as described in note 21.
(6)	At December 31, 2024 Fairfax India’s non-controlling interest economic ownership percentage was 57.3% (December 31, 2023 - 57.5%) which differed from its non-controlling interest voting percentage of 4.8% (December 31, 2023 – 4.8%).

Net changes in capitalization

The impact on common shareholders’ equity and non-controlling interests of certain capital transactions and changes in ownership interests of the company’s consolidated subsidiaries for the years ended December 31, 2024 and 2023 are included in net changes in capitalization in the consolidated statement of changes in equity as shown in the table below. See note 21 and under the heading “Non-controlling interests” earlier in this note for details of those transactions.

	2024		2023
	Common	Non-	Common	Non-
	shareholders’	controlling	shareholders’	controlling
	equity	interests	equity	interests
Acquisition of non-controlling interests in Brit	(76.0)	(449.9)	—	—
Additional interest acquired in Gulf Insurance through mandatory tender offer (note 21)	(41.2)	(85.5)	—	—
Redemption of Series C and Series D cumulative preferred shares	53.5	—	—	—
Partial disposition of Digit Insurance by Digit on completion of Digit Insurance's initial public offering (note 6)	97.5	—	—	—
Purchase of certain securities held through AVLNs entered with RiverStone Barbados	—	—	(45.1)	(178.0)
Partial disposition of Thomas Cook India shares	—	—	45.8	19.8
Fairfax India share repurchases	(0.8)	(7.6)	(1.9)	(35.4)
Acquisition of non-controlling interests in Allied World	—	—	(3.0)	(27.6)
Other	(75.0)	29.5	(63.0)	(30.9)
As presented in net changes in capitalization in the consolidated statement of changes in equity	(42.0)	(513.5)	(67.2)	(252.1)